Capital Stock	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Capital Stock

NOTE 5. CAPITAL STOCK

At December 31, 2012, the Company had the authority to issue 1,000,000 shares of $0.01 par value common stock. In connection with the Company’s IPO in February 2013, the Company’s charter was amended to increase the authorized capital stock to 600,000,000 shares, of which (i) 500,000,000 shares are designated as common stock and (ii) 100,000,000 shares are designated as preferred stock, each with a par value of $0.01 per share. Holders of shares of the common stock generally have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any securities of the Company. Subject to the provisions of our charter regarding restrictions on ownership and transfer of our stock, all holders of shares of the common stock will have equal liquidation and other rights.

Our charter authorizes our Board of Directors, without stockholder approval, to reclassify any unissued shares of our common stock into other classes or series of stock and to establish the number of shares in each class or series and to set the preferences, conversion or other rights, voting powers (including voting rights exclusive to such class or series), restrictions (including, without limitation, restrictions on transferability), limitations as to dividends or other distributions, qualifications and terms and conditions of redemption for each such class or series.

Our charter authorizes our Board of Directors, without stockholder approval, to classify any unissued shares of preferred stock and to reclassify any previously classified but unissued shares of any class or series of preferred stock. Prior to issuance of shares of each class or series, our Board of Directors is required by Maryland law and our charter to set the preferences, conversion or other rights, voting powers (including voting rights exclusive to such class or series), restrictions (including, without limitation, restrictions on transferability), limitations as to dividends or other distributions, qualifications and terms and conditions of redemption for each such class or series. Thus, our Board of Directors could authorize the issuance of shares of preferred stock that have priority over our common stock with respect to dividends or rights upon liquidation or with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control of the Company that might involve a premium price for holders of our common stock or otherwise be in their best interests. No shares of preferred stock have been issued, therefore none are outstanding.

Restrictions on Ownership and Transfer

In order to qualify as a REIT under the Code for each taxable year beginning after December 31, 2013, our shares of stock must be beneficially owned by 100 or more persons during at least 335 days of a taxable year of 12 months or during a proportionate part of a shorter taxable year. Also, for our taxable years beginning after December 31, 2013, no more than 50% of the value of our outstanding shares of capital stock may be owned, directly or constructively, by five or fewer individuals (as defined in the Code to include certain entities) during the second half of any calendar year.

Because the Company’s Board of Directors believes it is at present essential for us to qualify as a REIT, our charter provides that, subject to certain exceptions, no person or entity may beneficially or constructively own, or be deemed to own by virtue of the attribution provisions of the Code, more than 9.8% in value or in number of shares, whichever is more restrictive, of the outstanding shares of any class or series of our capital stock, or the ownership limit, except that Bimini may own up to 35.0% of our common stock so long as Bimini continues to qualify as a REIT.

The Company’s charter also prohibits any person from (i) beneficially or constructively owning or transferring shares of the Company’s capital stock if such ownership or transfer would result in the Company being “closely held” under Section 856(h) of the Code (without regard to whether the ownership interest is held during the last half of a taxable year) or otherwise cause the Company to fail to qualify as a REIT and (ii) transferring shares of the Company’s capital stock if such transfer would result in the Company’s capital stock being beneficially owned by fewer than 100 persons (determined under the principles of Section 856(a)(5) of the Code). Any person who acquires or attempts or intends to acquire beneficial or constructive ownership of shares of the Company’s stock that will or may violate any of the foregoing restrictions on transfer and ownership, or who is the intended transferee of shares of the Company’s stock which are transferred to the trust (as described below), will be required to give written notice immediately to the Company or in the case of a proposed or attempted transaction, to give at least 15 days’ prior written notice, and provide the Company with such other information as the Company may request in order to determine the effect, if any, of such transfer on the Company’s status as a REIT. The foregoing restrictions on transfer and ownership will not apply if the Company’s Board of Directors determines that it is no longer in the Company’s best interests to attempt to qualify, or to continue to qualify, as a REIT, or that compliance with the restrictions on transfer and ownership is no longer required for the Company to qualify as a REIT.

The Company’s Board of Directors, in its sole discretion, may exempt (prospectively or retroactively) a person from certain of the limits described above and may establish or increase an excepted holder limit for such person. The person seeking an exemption must provide to the Board of Directors any such representations, covenants and undertakings as the Board of Directors may deem appropriate in order to conclude that granting the exemption and/or establishing or increasing an excepted holder limit, as the case may be, will not cause the Company to fail to qualify as a REIT. The Company’s Board of Directors may also require a ruling from the IRS or an opinion of counsel in order to determine that granting the exemption will not cause the Company to lose its qualification as a REIT. In connection with granting a waiver of the ownership limit or creating an excepted holder limit or at any other time, the Company’s Board of Directors may from time to time increase or decrease the ownership limit, subject to certain restrictions.

Common Stock Issuances

During July 2012, Bimini acquired 4,110 shares of common stock of the Company in satisfaction of an amount due to Bimini at June 30, 2012 of approximately $411,000 for prior management fees, overhead allocations and direct expense reimbursements.

On February 20, 2013, Orchid completed the IPO of its common stock in which it sold 2,360,000 shares of its common stock and raised gross proceeds of $35,400,000.

Orchid completed a secondary offering of 1,800,000 common shares on January 23, 2014 at a price of $12.50 per share. The underwriters exercised their overallotment option in full for an additional 270,000 shares on January 29, 2014. The net proceeds to Orchid were approximately $24,200,000. These shares and net proceeds are not reflected in our balance sheet at December 31, 2013.

Stock Dividend

On February 14, 2013, Orchid’s Board of Directors authorized and we declared a stock dividend whereby 5.37 shares of common stock were issued for each share of common stock outstanding. The 827,555 shares distributed pursuant to this dividend were issued to Bimini on February 20, 2013, immediately prior to the Company’s IPO.

Cash Dividends

The table below presents the cash dividends declared on the Company’s common stock since its IPO.

Declaration Date	Record Date	Payment Date	Per Share Amount	Total
March 8, 2013	March 25, 2013	March 27, 2013	$0.135	$451,125
April 10, 2013	April 25, 2013	April 30, 2013	0.135	451,125
May 9, 2013	May 28, 2013	May 31, 2013	0.135	451,125
June 10, 2013	June 25, 2013	June 28, 2013	0.135	451,125
July 9, 2013	July 25, 2013	July 31, 2013	0.135	451,125
August 12, 2013	August 26, 2013	August 30, 2013	0.135	451,125
September 10, 2013	September 25, 2013	September 30, 2013	0.135	451,125
October 10, 2013	October 25, 2013	October 31, 2013	0.135	451,125
November 12, 2013	November 25, 2013	November 27, 2013	0.135	451,125
December 10, 2013	December 26, 2013	December 30, 2013	0.180	601,500
(1)January 9, 2014	January 27, 2014	January 31, 2014	0.180	925,500
(1)February 11, 2014	February 25, 2014	February 28, 2014	0.180	974,100

(1)	The effect of the dividends declared during 2014 is not reflected in the Company’s financial statements as of December 31, 2013.